Segment Reporting - Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Voyage revenues	$ 601,256	$ 510,762	$ 432,676
Voyage expenses	(21,387)	(28,237)	(8,202)
Operating Costs and Expenses	111,585	117,658	101,539
Time-charter hire expense	(19,994)	(7,670)	0
Depreciation and amortization	(136,765)	(124,378)	(105,545)
General and administrative expenses	(22,521)	(28,512)	(18,141)
write-down of vessels	13,564	(54,653)	(50,600)
Restructuring charges	(3,315)	(1,845)	0
Income from vessel operations	299,253	147,809	148,649
Equity income (loss)	58,819	53,546	9,789
Total assets	5,409,686	5,384,781
Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	601,256	510,762	432,676
Voyage expenses	(21,387)	(28,237)	(8,202)
Operating Costs and Expenses	111,585	117,658	101,539
Time-charter hire expense	(19,994)	(7,670)
Depreciation and amortization	(136,765)	(124,378)	(105,545)
General and administrative expenses	(22,521)	(28,512)	(18,141)
write-down of vessels	13,564	(54,653)	(50,600)
Restructuring charges	(3,315)	(1,845)
Income from vessel operations	299,253	147,809	148,649
Equity income (loss)	58,819	53,546	9,789
Investment in and advances to equity-accounted joint ventures	1,155,316	1,116,133
Total assets	5,244,322	5,227,538
Expenditures for vessels and equipment	(102,590)	(686,305)	(714,529)
Expenditures for dry docking	(11,000)	(12,579)	(22,283)
Liquefied natural gas segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	555,303	454,517	365,914
Voyage expenses	(4,493)	(2,750)	(1,802)
Operating Costs and Expenses	90,954	82,952	80,245
Time-charter hire expense	(19,994)	(7,670)
Depreciation and amortization	(128,138)	(111,360)	(86,592)
General and administrative expenses	(20,193)	(23,270)	(13,223)
write-down of vessels	14,349	0	0
Restructuring charges	(400)	0
Income from vessel operations	305,480	226,515	184,052
Equity income (loss)	59,600	60,228	17,652
Investment in and advances to equity-accounted joint ventures	1,003,581	962,236
Total assets	4,924,627	4,861,977
Expenditures for vessels and equipment	(101,052)	(684,951)	(701,117)
Expenditures for dry docking	(8,224)	(7,505)	(20,046)
Liquefied petroleum gas segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	39,211	23,922	19,769
Voyage expenses	(16,563)	(15,907)	(1,218)
Operating Costs and Expenses	17,888	20,932	3,083
Time-charter hire expense	0	0
Depreciation and amortization	(7,931)	(7,748)	(8,433)
General and administrative expenses	(1,789)	(2,932)	(2,411)
write-down of vessels	0	(33,790)	0
Restructuring charges	0	0
Income from vessel operations	(4,960)	(57,387)	4,624
Equity income (loss)	(781)	(6,682)	(7,863)
Investment in and advances to equity-accounted joint ventures	151,735	153,897
Total assets	319,695	326,111
Expenditures for vessels and equipment	(1,538)	(1,230)	(13,412)
Expenditures for dry docking	(2,776)	(5,059)	(107)
Conventional Tankers Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	6,742	32,323	46,993
Voyage expenses	(331)	(9,580)	(5,182)
Operating Costs and Expenses	2,743	13,774	18,211
Time-charter hire expense	0	0
Depreciation and amortization	(696)	(5,270)	(10,520)
General and administrative expenses	(539)	(2,310)	(2,507)
write-down of vessels	(785)	(20,863)	(50,600)
Restructuring charges	(2,915)	(1,845)
Income from vessel operations	(1,267)	(21,319)	(40,027)
Equity income (loss)	0	0	0
Investment in and advances to equity-accounted joint ventures	0	0
Total assets	0	39,450
Expenditures for vessels and equipment	0	(124)	0
Expenditures for dry docking	$ 0	$ (15)	$ (2,130)